SEC COVER LETTER

John M. McCann Managing Director, Associate General Counsel 8500 Andrew Carnegie Blvd. Charlotte, NC 28262

T 704.988.6543 john.mccann@nuveen.com

May 14, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds (“Registrant”) Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the Registrant, we have attached for filing with the U.S. Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 110 to the above-captioned registration statement on Form N-1A (“Amendment No. 110”), including exhibits.

The main purposes of Amendment No. 110 are (i) to make the initial 485(a) filing needed to launch a new share class, Class W, for the following series of the Registrant: TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF Emerging Markets Debt Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF International Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Money Market Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Enhanced International Equity Index Fund, TIAA-CREF Enhanced Large-Cap Growth Index Fund, TIAA-CREF Enhanced Large-Cap Value Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF International Small-Cap Equity Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Small-Cap Equity Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small/Mid-Cap Equity Fund, and TIAA-CREF S&P 500 Index Fund (collectively, the “Funds”), and (ii) to change the name, principal investment strategy, and principal risks of the TIAA-CREF Tax-Exempt Bond Fund.

For administrative convenience, this filing includes other series and classes of the Registrant but this Amendment No. 110 does not amend the registration statement for those other series and classes. We believe that Amendment No. 110 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of Amendment No. 110 limited to the disclosure relating to (i) new Class W of the Funds and (ii) changes to the TIAA-CREF Tax-Exempt Bond Fund, which are limited to changes to its name, principal investment strategy, and principal risks because the additional disclosures set forth in Amendment No. 110 are “not substantially different” from the disclosures that the Registrant previously filed in the prior post-effective amendments for the Funds. In connection with this request, the Registrant states that: (i) the material changes are limited to the addition of Class W shares and changes to the TIAA-CREF Tax-Exempt Bond Fund, and (ii) the Registrant believes that no other area of the filing warrants particular attention. Selective review would serve to expedite the review process for the Registrant as well as use the SEC Staff’s time more effectively.

No fee is required in connection with this filing. If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann